FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Assumptions to Estimate Fair Value of Conversion Option of Convertible Bonds
The following assumptions were used for estimating the fair value:

	As of December 31,
	2012	2013
Underlying share price	US$1.01	US$2.77
Conversion price	US$19.125	US$19.125
Time to maturity	5.04 years	4.04 years
Risk-free rate	0.73%	1.28%
Expected volatility (Level 3 input)	99.74%	84.40%
Comparable yield to maturity	17.32%	10.55%

Assets and Liabilities Measured at Fair Value on Recurring Basis

Assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2013 are summarized below:

	Fair value measurements at December 31, 2012 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2012
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)
Cash and cash equivalents
- Time deposits	676,476	—	—	676,476
- Restricted cash	150,462	—	—	150,462

Foreign currency / commodity / interest rate swap derivatives
- Financial liabilities	—	17,311	—	17,311

Conversion option of convertible bonds	—	—	7,908	7,908

	Fair value measurements at December 31, 2013 using:
	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total fair value at December 31, 2013
	(RMB’000)	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Cash and cash equivalents
- Time deposits	1,249,481	—	—	1,249,481	206,400
- Restricted cash	163,948	—	—	163,948	27,082

Foreign currency / interest rate swap derivatives
- Financial assets	—	26,632	—	26,632	4,399
- Financial liabilities	—	6,513	—	6,513	1,076

Conversion option of convertible bonds	—	—	14,013	14,013	2,315

Reconciliation of Liabilities Measured Fair Value on Recurring Basis Using Significant Unobservable Inputs

The following is a reconciliation of the liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2013.

Conversion option of convertible bonds
(RMB’000)
Balance as of December 31, 2012	7,908
Unrealized loss	6,105

Balance as of December 31, 2013	14,013